LIABILITY TO ISSUE STOCK (Details Narrative) - USD ($)	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Liability to issue shares	$ 4,416,255	$ 9,935,950	$ 10,710,000
Liability to issue shares, net of current portion	437,358	1,827,889
Chief Executive Officer [Member]
Liability to issue shares	4,100,000	9,900,000
Liability to issue shares, net of current portion	$ 400,000	$ 1,800,000